1933 Act File No. 33-23180
                                                  1940 Act File No. 811-05579

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 25                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 26                                                       [X]


                            EVERGREEN MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 617-210-3200
                         (Registrant's Telephone Number)

                           Dorothy E. Bourassa, Esq.
                            First Union Corporation
                              200 Berkeley Street
                          Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                            EVERGREEN MUNICIPAL TRUST

                                  CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 25
                                       to
                             REGISTRATION STATEMENT

     This  Post-Effective   Amendment  No.  25  to  Registration  Statement  No.
33-23180/811-05579 consists of the following pages, items of information, and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

       Prospectus for Evergreen Tax Exempt Money Market Fund contained in Post-Effective Amendment No. 22 to Registration Statement No. 33-23180/811-05579
         filed on October 30, 1996 is incorporated by reference herein.

                                     PART B
                                     ------

 Statement of Additional Information for Evergreen Tax Exempt Money Market Fund
     contained in Post-Effective Amendment No. 22 to Registration Statement
 No. 33-23180/811-05579 filed on October 30, 1996 is incorporated by reference herein.

                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                          Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                            EVERGREEN MUNICPAL TRUST

     Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

N-1A Item No.                                       Location in Prospectus(es)

Part A

Item 1.   Cover Page                                Cover Page

Item 2.   Synopsis and Fee Table                    Overview of the Fund(s);
                                                    Expense Information

Item 3.   Condensed Financial Information           Financial Highlights

Item 4.   General Description of Registrant         Cover Page; Description of
                                                      the Funds; General
                                                      Information

Item 5.   Management of the Fund                    Management of the Fund(s);
                                                      General Information

Item 6.   Capital Stock and Other Securities        General Information

Item 7.   Purchase of Securities Being Offered      Purchase and Redemption of
                                                      Shares

Item 8.   Redemption or Repurchase                  Purchase and Redemption of
                                                      Shares

Item 9.   Pending Legal Proceedings                 Not Applicable

                                                    Location in Statement of
Part B                                                Additional Information

Item 10.  Cover Page                                Cover Page

Item 11.  Table of Contents                         Table of Contents

Item 12.  General Information and History           Not Applicable

Item 13.  Investment Objectives and Policies        Investment Objectives and
                                                      Policies;Investment
                                                      Restrictions; Non-
                                                      Fundamental Operating
                                                      Policies

Item 14.  Management of the Fund                    Management

Item 15.  Control Persons and Principal             Management
           Holders of Securities

Item 16.  Investment Advisory and Other Services    Investment Adviser;
                                                    Purchase of Shares

Item 17.  Brokerage Allocation                      Allocation of Brokerage

Item 18.  Capital Stock and Other Securities        Purchase of Shares

Item 19.  Purchase, Redemption and Pricing of       Distribution Plans; Purchase
          Securities Being Offered                    of Shares; Net Asset Value

Item 20.  Tax Status                                Additional Tax Information

Item 21.  Underwriters                              Distribution Plans; Purchase
                                                      of Shares

Item 22.  Calculation of Performance Data           Performance Information

Item 23.  Financial Statements                      Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                 SUPPLEMENT TO THE PROSPECTUS FOR THE FOLLOWING:

      CLASS A,B AND C SHARES OF MONEY MARKET FUND AND CLASS A PROSPECTUS OF
         EVERGREEN TAX EXEMPT MONEY MARKET FUND, EVERGREEN PENNSYLVANIA
        TAX FREE MONEY MARKET FUND, AND EVERGREEN TREASURY MONEY MARKET


THE PROSPECTUS OF THE FUNDS IS HEREBY SUPPLEMENTED AS FOLLOWS:

       At a joint special meeting of shareholders held on December 15, 1997, the shareholders approved EVERGREEN MONEY MARKET FUND'S reorganization as a separate series of the Evergreen Money Market Trust, which was organized on September 17, 1997. In connection with the reorganization, the investment objective(s) of EVERGREEN MONEY MARKET FUND is now "nonfundamental" (i.e., changeable by vote of the Board of Trustees without a shareholder vote). In addition, EVERGREEN MONEY MARKET FUND is now subject to certain standardized investment restrictions as set forth in the Fund's Statement of Additional Information.


EXPENSE INFORMATION

The "Expense Information" section is replaced entirely by the following:

       The tables below summarize the shareholder transaction costs, which are fees paid directly from your account when you buy or sell shares of a Fund, associated with an investment in Class A shares of each Fund, and in the case of EVERGREEN MONEY MARKET FUND, Class B and Class C Shares. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares".

                                                          (Evergreen Money Market Fund
                                                                     only)
SHAREHOLDER TRANSACTION EXPENSES       Class A Shares   Class B Shares   Class C Shares
Contingent Deferred Sales Charge (as        None             5.00%(1)           1.00%
a % of original purchase price or
redemption proceeds, whichever is
lower)

       (1) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. The Funds do not charge a contingent deferred sales charge on redemptions made after that. See "Purchase and Redemption of Shares" for more information.

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show, for each class of each Fund other than Class C shares of Evergreen Money Market Fund, actual annual operating expenses for the fiscal period ended August 31, 1997. The tables below show for Class C shares of Evergreen Money Market Fund estimated annual operating expenses for the fiscal year ended January 31, 1998. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Fund see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares." 1


EVERGREEN MONEY MARKET FUND

                                                                                                   EXAMPLES
                            ANNUAL OPERATING
                                EXPENSES                                         Assuming Redemption              Assuming no
                        (AFTER REIMBURSEMENTS)(2)                                 at End of Period                Redemption
                      Class A    Class B    Class C                         Class A    Class B    Class C     Class B      Class C
Management Fees        0.41%      0.41%      0.41%
(after Reimbursement)                                 After 1 Year           $   8      $  65      $  25        $ 15        $  15

12b-1 Fees(1)          0.30%      1.00%      1.00%
                                                      After 3 Years          $  25      $  77      $  47        $ 47        $  47
Other Expenses         0.08%      0.08%      0.08%
                                                      After 5 Years          $  44      $ 101      $  81        $ 81        $  81
                                                      After 10 Years         $  98      $ 150      $ 178        $150        $ 178
Total                  0.79%      1.49%      1.49%


EVERGREEN TAX EXEMPT MONEY MARKET FUND

                                      ANNUAL OPERATING                                                EXAMPLE
                                          EXPENSES
                                           (AFTER                                               Assuming Redemption
                                     REIMBURSEMENTS)(2)                                           at End of Period
                                           Class A                                                    Class A
Management Fees                             0.47%
(after Reimbursement)
                                       After 1 Year                                $  8
12b-1 Fees(1)                               0.30%

                                                           After 3 Years                               $ 26
Other Expenses                              0.06%
                                                            After 5 Years                               $ 46
                                                            After 10 Years                              $103
Total                                       0.83%


EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND

                                      ANNUAL OPERATING                                                EXAMPLE
                                          EXPENSES
                                           (AFTER                                               Assuming Redemption
                                     REIMBURSEMENTS)(2)                                           at End of Period
                                           Class A                                                    Class A
Management Fees                             0.40%
(after Reimbursement)                                       After 1 Year                                $  8

12b-1 Fees(1)                               0.21%
                                                            After 3 Years                               $ 26
Other Expenses                              0.19%
                                                            After 5 Years                               $ 44
                                                            After 10 Years                              $ 99
Total                                       0.80%


EVERGREEN TREASURY MONEY MARKET FUND

                                      ANNUAL OPERATING                                                EXAMPLE
                                          EXPENSES
                                           (AFTER                                               Assuming Redemption
                                     REIMBURSEMENTS)(2)                                           at End of Period
                                           Class A                                                    Class A
Management Fees                             0.35%
(after Reimbursement)                                       After 1 Year                                $  7

12b-1 Fees(1)                               0.30%
                                                            After 3 Years                               $ 23
Other Expenses                              0.07%
                                                            After 5 Years                               $ 40
                                                            After 10 Years                              $ 89
Total                                       0.72%

(1) Although Class A shares can pay up to 0.75% of average net assets as a 12b-1 fee, for the foreseeable future such fees have been limited to 0.30% of average net assets. In addition, a portion of PENNSYLVANIA TAX FREE MONEY MARKET FUND'S 12b-1 fee is being waived. Absent such waiver, PENNSYLVANIA TAX FREE MONEY MARKET FUND'S would have been 0.30%.

(2) First Union National Bank ("FUNB") has agreed to reimburse each Fund to the extent that a Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB currently expects to continue such expense limitations through January 31, 1998, but may, however, cease these voluntary expenses reimbursements at any time. For the fiscal year ended August 31, 1997, FUNB reimbursed management fees of certain of the Funds. Absent such reimbursements, each Fund would have paid expenses equal to the following percentages of net assets:

                                                                                                        TOTAL FUND OPERATING
                                                                                                         EXPENSES (WITHOUT
                                                                                    MANAGEMENT FEES        WAIVERS AND/OR
FUND                                                                                (WITHOUT WAIVER)       REIMBURSEMENT)
Evergreen Money Market Fund
  Class A........................................................................          0.46%                 0.88%
  Class B........................................................................          0.46%                 1.55%
  Class C........................................................................          0.46%                 1.55%
Evergreen Tax Exempt Money Market Fund
  Class A........................................................................          0.50%                 0.86%
Evergreen Pennsylvania Tax Free Money Market Fund
  Class A........................................................................          0.40%                 0.89%


FINANCIAL HIGHLIGHTS

The "Financial Highlights" section is replaced entirely by the following:

       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years ended August 31, 1997 or the life of the fund if shorter for EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND has been audited by Price Waterhouse LLP, each Fund's independent accountants, and for EVERGREEN TREASURY MONEY MARKET FUND and EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. A report of Price Waterhouse LLP or KPMG Peat Marwick LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Fund's SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's SAI.

       Further information about each Fund's performance is contained in the Funds' Annual Report to shareholders, which may be obtained without charge.


EVERGREEN MONEY MARKET FUND -- CLASS A SHARES

                                                                                                   CLASS A SHARES
                                                                                                             JANUARY 4, 1995
                                                                                         YEAR ENDED         (COMMENCEMENT OF
                                                                                         AUGUST 31,       CLASS OPERATIONS) TO
                                                                                       1997      1996        AUGUST 31, 1995
PER SHARE DATA:
Net asset value beginning of year..................................................   $ 1.00    $ 1.00           $  1.00
  Net investment income............................................................     0.05      0.05              0.03
  Less distributions to shareholders from net investment income....................    (0.05)    (0.05)            (0.03)
Net asset value end of year........................................................   $ 1.00    $ 1.00           $  1.00
TOTAL RETURN.......................................................................     4.95%     5.05%             3.53%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses...................................................................     0.79%     0.75%             0.81%(a)
  Total expenses excluding indirectly paid expenses................................     0.79%       --                --
  Total expenses excluding waivers and/or reimbursements...........................     0.88%     0.89%             1.02%(a)
  Net investment income............................................................     4.87%     4.86%             5.26%(a)
Net assets end of year (millions)..................................................   $2,803    $1,755           $   685

(a) Annualized.


EVERGREEN MONEY MARKET FUND -- CLASS B SHARES

                                                                                                     CLASS B SHARES
                                                                                                              JANUARY 26, 1995
                                                                                           YEAR ENDED         (COMMENCEMENT OF
                                                                                           AUGUST 31,       CLASS OPERATIONS) TO
                                                                                         1997      1996       AUGUST 31, 1995
PER SHARE DATA:
Net asset value beginning of year....................................................   $ 1.00    $ 1.00           $ 1.00
  Net investment income..............................................................     0.04      0.04             0.03
  Less distributions to shareholders from net investment income......................    (0.04)    (0.04)           (0.03)
Net asset value end of year..........................................................   $ 1.00    $ 1.00           $ 1.00
TOTAL RETURN (a).....................................................................     4.22%     4.31%            2.78%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.....................................................................     1.49%     1.45%            1.51%(b)
  Total expenses excluding indirectly paid expenses..................................     1.49%       --               --
  Total expenses excluding waivers and/or reimbursements.............................     1.55%     1.59%            2.39%(b)
  Net investment income..............................................................     4.16%     4.18%            4.54%(b)
Net assets end of year (millions)....................................................   $   23    $   10           $    8

(a) Excluding applicable sales charges.
(b) Annualized.


EVERGREEN MONEY MARKET FUND -- CLASS C SHARES

                                                                                                              CLASS C SHARES
                                                                                                              AUGUST 1, 1997
                                                                                                             (COMMENCEMENT OF
                                                                                                           CLASS OPERATIONS) TO
                                                                                                             AUGUST 31, 1997
PER SHARE DATA:
Net asset value beginning of period.....................................................................          $ 1.00
  Net investment income.................................................................................            0.00(c)
  Less distributions to shareholders from net investment income.........................................           (0.00)(c)
Net asset value end of period...........................................................................          $ 1.00
TOTAL RETURN (c)........................................................................................            0.37%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses........................................................................................            1.67%(b)
  Total expenses excluding indirectly paid expenses.....................................................            1.66%(b)
  Total expenses excluding waivers and/or reimbursements................................................            1.69%(b)
  Net investment income.................................................................................            4.42%(b)
Net assets end of period (millions).....................................................................          $    5

(a) Excluding applicable sales charges.
(b) Annualized.
(c) Represents an amount less than $0.01 per share.


EVERGREEN TAX EXEMPT MONEY MARKET FUND -- CLASS A SHARES

                                                                                                 CLASS A SHARES
                                                                                                              JANUARY 5, 1995
                                                                                     YEAR ENDED               (COMMENCEMENT OF
                                                                                     AUGUST 31,             CLASS OPERATIONS) TO
                                                                                 1997          1996           AUGUST 31, 1995
PER SHARE DATA:
Net asset value beginning of year............................................   $ 1.00        $ 1.00               $ 1.00
  Net investment income......................................................     0.03          0.03                 0.02
  Less distributions to shareholders from net investment income..............    (0.03)        (0.03)               (0.02)
Net asset value end of year..................................................   $ 1.00        $ 1.00               $ 1.00
TOTAL RETURN.................................................................     3.13%         3.22%                2.24%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.............................................................     0.83%         0.79%                0.78%(a)
  Total expenses excluding indirectly paid expenses..........................     0.83%           --                   --
  Total expenses excluding waivers and/or reimbursements.....................     0.86%         0.90%                0.90%(a)
  Net investment income......................................................     3.09%         3.14%                3.28%(a)
Net assets end of year (millions)............................................   $  667        $  661               $  555

(a) Annualized.


EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND -- CLASS A SHARES

                                                                                          CLASS A SHARES
                                                                                                              AUGUST 22, 1995
                                                                                         SIX MONTHS           (COMMENCEMENT OF
                                                                    YEAR ENDED              ENDED           CLASS OPERATIONS) TO
                                                                  AUGUST 31, 1997    AUGUST 31, 1996 (B)     FEBRUARY 29, 1996
PER SHARE DATA:
Net asset value beginning of year..............................       $  1.00              $  1.00                 $ 1.00
  Net investment income........................................          0.03                 0.01                   0.02
  Less distributions to shareholders from net investment
    income.....................................................         (0.03)               (0.01)                 (0.02)
Net asset value end of year....................................       $  1.00              $  1.00                 $ 1.00
TOTAL RETURN...................................................          3.05%                1.49%                  1.72%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses...............................................          0.60%                0.55%(a)               0.47%(a)
  Total expenses excluding indirectly paid expenses............          0.60%                  --                     --
  Total expenses excluding waivers and/or reimbursements.......          0.89%                0.96%(a)               1.08%(a)
  Net investment income........................................          3.01%                2.97%(a)               3.14%(a)
Net assets end of year (millions)..............................       $    36              $    22                 $    4

(a) Annualized.
(b) The Fund changed its fiscal year end from February 28 to August 31.


EVERGREEN TREASURY MONEY MARKET FUND -- CLASS A SHARES

                                                                                  CLASS A SHARES
                                                                  EIGHT MONTHS                                    MARCH 6, 1991
                                                  YEAR ENDED         ENDED                YEAR ENDED             (COMMENCEMENT OF
                                                  AUGUST 31,       AUGUST 31,            DECEMBER 31,          CLASS OPERATIONS) TO
                                                1997      1996      1995 (B)       1994      1993      1992     DECEMBER 31, 1991
PER SHARE DATA:
Net asset value beginning of year............  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00          $ 1.00
  Net investment income......................    0.05      0.05        0.03         0.04      0.03      0.03            0.04
  Less distributions to shareholders from net
    investment income........................   (0.05)    (0.05)      (0.03)       (0.04)    (0.03)    (0.03)          (0.04)
Net asset value end of year..................  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00          $ 1.00
TOTAL RETURN.................................    4.82%     4.98%       3.58%        3.75%     2.73%     3.36%           4.46%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.............................    0.72%     0.69%       0.63%(a)     0.50%     0.48%     0.48%           0.47%(a)
  Total expenses excluding indirectly paid
    expenses.................................    0.72%       --          --           --        --        --              --
  Total expenses excluding waivers and/or
    reimbursements...........................    0.72%     0.77%       0.79%(a)     0.78%     0.82%     0.82%           1.08%(a)
  Net investment income......................    4.73%     4.76%       5.30%(a)     3.91%     2.70%     3.22%           4.95%(a)
Net assets end of year (millions)............  $2,485    $2,608      $1,178       $  755    $  261    $  209          $  100

(a) Annualized.

(b) The Fund changed its fiscal year end from December 31 to August 31.


NAME CHANGES

       Effective January 12, 1998, Evergreen Tax Exempt Money Market Fund will be known as Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Tax Free Money Market Fund will be known as Evergreen Pennsylvania Municipal Money Market Fund.

       The name of the distributor of the Funds has been changed to Evergreen Distributor, Inc.; the name of the administrator for certain of the Funds has been changed to Evergreen Investment Services, Inc.; and the name of the transfer agent for the Funds has been changed to Evergreen Service Company.


INVESTMENT OBJECTIVES AND POLICIES

       Effective January 9, 1998, EVERGREEN TAX EXEMPT MONEY MARKET FUND and EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND adopted a nonfundamental policy permitting it, under normal circumstances, to invest its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the federal alternative minimum tax ("AMT").
INVESTMENT ADVISERS

       Disclosure regarding the Funds' subadministrator is hereby deleted.


EXCHANGE PRIVILEGES

       You may exchange shares of a Fund for shares of another Evergreen fund by calling or writing to Evergreen Service Company or by using the Evergreen Express Line. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction.


PERFORMANCE INFORMATION

       The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.


January 1, 1998

                     SUPPLEMENT TO THE CLASS Y PROSPECTUS OF

      EVERGREEN MONEY MARKET FUND, EVERGREEN TAX EXEMPT MONEY MARKET FUND, EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND, AND EVERGREEN TREASURY MONEY
                      MARKET EVERGREEN MONEY MARKET FUNDS


THE CLASS Y PROSPECTUS OF THE FUNDS IS HEREBY SUPPLEMENTED AS FOLLOWS:

       At a joint special meeting of shareholders held on December 15, 1997, the shareholders approved EVERGREEN MONEY MARKET FUND'S reorganization as a separate series of the Evergreen Money Market Trust, which was organized on September 17, 1997. In connection with the reorganization, the investment objective(s) of EVERGREEN MONEY MARKET FUND is now "nonfundamental" (i.e., changeable by vote of the Board of Trustees without a shareholder vote). In addition, each EVERGREEN MONEY MARKET FUND is now subject to certain standardized investment restrictions as set forth in the Fund's Statement of Additional Information.


EXPENSE INFORMATION

The "Expense Information" section is replaced entirely by the following:

       The tables below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares. THERE ARE NO SHAREHOLDER TRANSACTION EXPENSES.

       Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show each Fund's actual annual operating expenses for the fiscal period ended August 31, 1997. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Fund see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares."


EVERGREEN MONEY MARKET FUND

                                ANNUAL OPERATING
                                    EXPENSES
                            (AFTER REIMBURSEMENTS)(1)

Management Fees                       0.41%
12b-1 Fees                               --
Other Expenses                        0.02%
Total                                 0.43%


                                     EXAMPLE

                                     Class Y
After 1 Year                           $4
After 3 Years                          $14
After 5 Years                          $24
After 10 Years                         $54


EVERGREEN TAX EXEMPT MONEY MARKET FUND

                                ANNUAL OPERATING
                                    EXPENSES
                            (AFTER REIMBURSEMENTS)(1)

Management Fees                       0.47%
12b-1 Fees                               --
Other Expenses                        0.06%
Total                                 0.53%



                                     EXAMPLE

                                     Class Y
After 1 Year                           $ 5
After 3 Years                          $17
After 5 Years                          $30
After 10 Years                         $66


EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND

                                ANNUAL OPERATING
                                    EXPENSES
                            (AFTER REIMBURSEMENTS)(1)

Management Fees                       0.31%
12b-1 Fees                               --
Other Expenses                        0.10%
Total                                 0.41%


                                     EXAMPLE

                                     Class Y
After 1 Year                           $ 4
After 3 Years                          $13
After 5 Years                          $23
After 10 Years                         $52


EVERGREEN TREASURY MONEY MARKET FUND

                                   ANNUAL OPERATING
                                       EXPENSES

Management Fees                          0.35%
12b-1 Fees                                  --
Other Expenses                           0.07%
Total                                    0.42%


                                     EXAMPLE

                                     Class Y
After 1 Year                           $ 4
After 3 Years                          $13
After 5 Years                          $24
After 10 Years                         $53


(1) First Union National Bank ("FUNB") has agreed to reimburse each Fund to the extent that each Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB currently expects to continue such expense limitations through January 31, 1998, but may, however, cease these voluntary expense reimbursements at any time. For the fiscal year ended August 31, 1997, FUNB reimbursed management fees of the Funds. Absent such reimbursements, each Fund would have paid the expenses equal to the following percentages of net assets:

                                                                                        MANAGEMENT    TOTAL FUND OPERATING
                                                                                           FEES        EXPENSES (WITHOUT
                                                                                         (WITHOUT        WAIVERS AND/OR
FUND                                                                                     WAIVER)         REIMBURSEMENT)
Evergreen Money Market Fund
  Class Y............................................................................       0.46%              0.54%
Evergreen Tax Exempt Money Market Fund
  Class Y............................................................................       0.50%              0.56%
Evergreen Pennsylvania Tax Free Money Market Fund
  Class Y............................................................................       0.40%              0.43%


FINANCIAL HIGHLIGHTS

The "Financial Highlights" section is replaced entirely by the following:

       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years ended August 31, 1997 or the life of the fund if shorter for EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND has been audited by Price Waterhouse LLP, each Fund's independent accountants, and for EVERGREEN TREASURY MONEY MARKET FUND and EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. A report of Price Waterhouse LLP or KPMG Peat Marwick LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Fund's SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's SAI.

       Further information about each Fund's performance is contained in the Funds' Annual Report to shareholders, which may be obtained without charge.


EVERGREEN MONEY MARKET FUND -- CLASS Y SHARES

                                                                            CLASS Y SHARES
                                                                                                                    NOVEMBER 2, 1987
                                                             TEN MONTHS                                             (COMMENCEMENT OF
                                                                ENDED                                                    CLASS
                                   YEAR ENDED AUGUST 31,   AUGUST 31, 1994          YEAR ENDED OCTOBER 31,           OPERATIONS) TO
                                    1997    1996    1995         (B)         1993    1992    1991    1990    1989   OCTOBER 31, 1988
PER SHARE DATA:
Net asset value beginning of
  year............................. $ 1.00 $ 1.00  $ 1.00      $  1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00       $ 1.00
  Net investment income............   0.05   0.05    0.05         0.03        0.03    0.04    0.07    0.08    0.09         0.07
  Less distributions to
    shareholders from net
    investment income..............  (0.05)  (0.05)  (0.05)       (0.03)     (0.03)  (0.04)  (0.07)  (0.08)  (0.09)       (0.07)
Net asset value end of year........ $ 1.00 $ 1.00  $ 1.00      $  1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00       $ 1.00
TOTAL RETURN.......................   5.27%   5.36%   5.38%        2.92%      3.23%   4.23%   6.73%   8.40%   9.39%        7.37%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses...................   0.48%   0.45%   0.53%        0.32%(a)   0.39%   0.36%   0.30%   0.35%   0.38%        0.43%(a)
  Total expenses excluding
    indirectly paid expenses.......   0.48%     --     --           --          --      --      --      --      --           --
  Total expenses excluding waivers
    and/or reimbursements..........   0.54%   0.59%   0.73%        0.71%(a)   0.71%   0.72%   0.70%   0.69%   0.75%        0.93%(a)
  Net investment income............   5.13%   5.16%   5.26%        3.46%(a)   3.19%   4.18%   6.53%   8.08%   9.42%        7.26%(a)
Net assets end of year
  (millions)....................... $  635 $  671  $  283      $   273      $  299  $  358  $  438  $  458  $  408       $  161

(a) Annualized.
(b) The Fund changed its fiscal year end from October 31 to August 31.


EVERGREEN TAX EXEMPT MONEY MARKET FUND -- CLASS Y SHARES

                                                                       CLASS Y SHARES
                                                                                                              NOVEMBER 2, 1988
                                                                                                              (COMMENCEMENT OF
                                                       YEAR ENDED AUGUST 31,                                CLASS OPERATIONS) TO
                             1997      1996      1995      1994      1993      1992      1991      1990       AUGUST 31, 1989
PER SHARE DATA:
Net asset value beginning
  of year................   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00           $ 1.00
  Net investment
  income.................     0.03      0.03      0.04      0.02      0.03      0.04      0.05      0.06             0.05
  Less distributions to
    shareholders from net
    investment income....    (0.03)    (0.03)    (0.04)    (0.02)    (0.03)    (0.04)    (0.05)    (0.06)           (0.05)
Net asset value end of
  year...................   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00           $ 1.00
TOTAL RETURN.............     3.44%     3.53%     3.59%     2.50%     2.61%     3.73%     5.46%     6.15%            5.51%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net
  assets:
  Total expenses.........     0.53%     0.49%     0.50%     0.34%     0.34%     0.32%     0.28%     0.31%            0.24%(a)
  Total expenses
    excluding indirectly
    paid expenses........     0.53%       --        --        --        --        --        --        --               --
  Total expenses
    excluding waivers
    and/or
    reimbursements.......     0.55%     0.60%     0.63%     0.64%     0.63%     0.63%     0.66%     0.71%            0.79%(a)
  Net investment
    income...............     3.37%     3.44%     3.53%     2.47%     2.58%     3.72%     5.23%     5.94%            6.77%(a)
Net assets end of year
  (millions).............   $  378    $  617    $  421    $  402    $  401    $  417    $  510    $  311           $  109

(a) Annualized.


EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND -- CLASS Y SHARES

                                                                 CLASS Y SHARES
                                                      SIX MONTHS
                                     YEAR ENDED         ENDED        YEAR ENDED             YEAR ENDED
                                     AUGUST 31,       AUGUST 31,    FEBRUARY 29,           FEBRUARY 28,
                                        1997           1996 (B)         1996         1995      1994      1993
PER SHARE DATA:
Net asset value beginning of
  year...........................      $  1.00          $ 1.00         $ 1.00       $ 1.00    $ 1.00    $ 1.00
  Net investment income..........         0.03            0.01           0.03         0.03      0.02      0.03
  Less distributions to
    shareholders from net
    investment income............        (0.03)          (0.01)         (0.03)       (0.03)    (0.02)    (0.03)
Net asset value end of year......      $  1.00          $ 1.00         $ 1.00       $ 1.00    $ 1.00    $ 1.00
TOTAL RETURN.....................         3.15%           1.51%          3.55%        2.81%     2.10%     2.68%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.................         0.50%           0.50%(a)       0.37%        0.33%     0.47%     0.35%
  Total expenses excluding
    indirectly paid expenses.....         0.50%             --             --           --        --        --
  Total expenses excluding
    waivers and/or
    reimbursements...............         0.60%           0.66%(a)       0.73%        1.05%     1.26%     1.07%
  Net investment income..........         3.10%           2.92%(a)       3.42%        3.09%     2.10%     2.62%
Net assets end of year
  (millions).....................      $    32          $   48         $   83       $   44    $   14    $   16

                                     AUGUST 15, 1991
                                     (COMMENCEMENT OF
                                   CLASS OPERATIONS) TO
                                    FEBRUARY 29, 1992
PER SHARE DATA:
Net asset value beginning of
  year...........................         $ 1.00
  Net investment income..........           0.02
  Less distributions to
    shareholders from net
    investment income............          (0.02)
Net asset value end of year......         $ 1.00
TOTAL RETURN.....................           2.20%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.................           0.19%(a)
  Total expenses excluding
    indirectly paid expenses.....             --
  Total expenses excluding
    waivers and/or
    reimbursements...............           0.77%(a)
  Net investment income..........           3.90%(a)
Net assets end of year
  (millions).....................         $   21

(a) Annualized.
(b) The Fund changed its fiscal year end from February 28 to August 31.


EVERGREEN TREASURY MONEY MARKET FUND -- CLASS Y SHARES

                                                                              CLASS Y SHARES
                                                              EIGHT MONTHS                                     MARCH 6, 1991
                                             YEAR ENDED          ENDED                YEAR ENDED              (COMMENCEMENT OF
                                             AUGUST 31,        AUGUST 31,            DECEMBER 31,           CLASS OPERATIONS) TO
                                           1997      1996       1995 (B)       1994      1993      1992      DECEMBER 31, 1991
PER SHARE DATA:
Net asset value beginning of year......   $ 1.00    $ 1.00       $ 1.00       $ 1.00    $ 1.00    $ 1.00           $ 1.00
  Net investment income................     0.05      0.05         0.04         0.04      0.03      0.04             0.05
  Less distributions to shareholders
    from net investment income.........    (0.05)    (0.05)       (0.04)       (0.04)    (0.03)    (0.04)           (0.05)
Net asset value end of year............   $ 1.00    $ 1.00       $ 1.00       $ 1.00    $ 1.00    $ 1.00           $ 1.00
TOTAL RETURN...........................     5.14%     5.29%        3.78%        4.06%     3.04%     3.67%            4.66%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.......................     0.42%     0.39%        0.33%(a)     0.20%     0.18%     0.17%            0.20%(a)
  Total expenses excluding indirectly
    paid expenses......................     0.42%       --           --           --        --        --               --
  Total expenses excluding waivers
    and/or reimbursements..............     0.43%     0.47%        0.49%(a)     0.48%     0.52%     0.52%            0.52%(a)
  Net investment income................     5.02%     5.12%        5.60%(a)     3.78%     3.00%     3.61%            5.53%(a)
Net assets end of year (millions)......   $  547    $  760       $  277       $  163    $  366    $  286           $  265

(a) Annualized.

(b) The Fund changed its fiscal year end from December 31 to August 31.


NAME CHANGES

     Effective January 12, 1998, Evergreen Tax Exempt Money Market Fund will be known as Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Tax Free Money Market Fund will be known as Evergreen Pennsylvania Municipal Money Market Fund.

     The name of the distributor of the Funds has been changed to Evergreen Distributor, Inc.; the name of the administrator for certain of the Funds has been changed to Evergreen Investment Services, Inc.; and the name of the transfer agent for the Funds has been changed to Evergreen Service Company.


INVESTMENT OBJECTIVES AND POLICIES

     Effective January 9, 1998, each of EVERGREEN TAX EXEMPT MONEY MARKET FUND AND EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND adopted a nonfundamental policy permitting it, under normal circumstances, to invest its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the federal alternative minimum tax ("AMT").


INVESTMENT ADVISERS

     Disclosure regarding the Funds' subadministrator is hereby deleted.


EXCHANGE PRIVILEGES

     You may exchange shares of a Fund for shares of another Evergreen fund identified above by calling or writing to Evergreen Service Company or by using the Evergreen Express Line. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction.


PERFORMANCE INFORMATION

       The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.


January 1, 1998

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF

      EVERGREEN MONEY MARKET FUND, EVERGREEN TAX EXEMPT MONEY MARKET FUND, EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND AND EVERGREEN TREASURY MONEY
                                  MARKET FUND

     The Statement of Additional Information of each of the Funds is hereby supplemented as follows:


EXPENSES

     The tables below list the total dollar amounts paid by each Fund for expenses incurred for the periods specified.

                                                                                                              Aggregate Dollar
                                                                                               Aggregate      Amount of
                                                                                               Dollar         Underwriting
                                                                                               Amount of      Commissions
                          Advisory      Class A        Class B        Class C     Class K      Underwriting   Retained by EIS or
                          Fees          12b-1 Fees     12b-1 Fees     12b-1 Fees  12b-1 Fees   Commissions    EDI
========================  ========      ==========     ==========     ==========  ==========   ============   ==================
1997 FUND EXPENSES

Money Mkt (1)             $13,092,396   $6,232,581     $122,419       $4,266      $136         N/A            N/A
Tax Exempt Money Mkt (1)   $5,695,367   $1,988,796     N/A            N/A         N/A          N/A            N/A
PA Tax Free Money Mkt (1)    $275,516      $90,259*    N/A            N/A         N/A          N/A            N/A
Treasury Money Mkt (1)    $10,831,288   $7,263,329     N/A            N/A         N/A          N/A            N/A

1996 FUND EXPENSES

Money Mkt (1)              $8,346,173   $3,938,802     $68,985        $0          $0           N/A            N/A
Tax Exempt Money Mkt (1)   $5,540,924   $1,898,665     N/A            N/A         N/A          N/A            N/A
PA Tax Free Money Mkt (2)    $148,591      $24,476     N/A            N/A         N/A          N/A            N/A
Treasury Money Mkt (1)     $8,857,503   $6,381,827     N/A            N/A         N/A          N/A            N/A

1995 FUND EXPENSES

Money Mkt (4)              $1,831,518     $280,287     $9,349         N/A         N/A          N/A            N/A
Tax Exempt Money Mkt (4)   $2,329,035     $240,973     N/A            N/A         N/A          N/A            N/A
PA Tax Free Money Mkt (3)     $85,049                  N/A            N/A         N/A          N/A            N/A
Treasury Money Mkt (4)     $2,814,251   $1,896,720     N/A            N/A         N/A          N/A            N/A
=========================  ==========   ==========    ==========     ==========  ==========   =============  ===================

(1)   For fiscal year ended August 31 of each year.
(2)   For fiscal period March 1 to August 31, 1996.
(3)   For fiscal year ended February 28, 1995.
(4)   For fiscal period January 1 to August 31, 1995.

* Of this amount, $61,039 was waived by the Distributor.

     In accordance with voluntary expense limitations in effect during the fiscal year or period ended August 31, 1997, Evergreen Asset or CMG voluntarily reimbursed or waived advisory fees, as follows:

     Money Market                                      $1,482,584
     Tax Exempt Money Market                              183,559
     PA Tax Free Money Market                              62,049
     Treasury Money Market                                132,244


BROKERAGE COMMISSIONS

     The Funds paid no brokerage commissions during each fiscal year or period ended August 31, 1997, 1996 and 1995.

YIELD CALCULATIONS

     Each Fund may quote a "Current Yield" or "Effective Yield" from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will generally equal the total dividends declared with respect to the account.

The yields are then computed as follows:

Current Yield = Beginning Account Value x 365/7
Effective Yield = (1 + Total Dividend for 7 days) 365/7-1 Tax Equivalent Yield = Effective Yield
----------------------
1 - Fed Tax rate + [state Tax Rate - (state Tax Rate x Fed Tax Rate]

     Yield fluctuations may reflect changes in a Fund's net investment income, and portfolio changes resulting from net purchases or net redemptions of the Fund's shares may affect the yield. Accordingly, a Fund's yield may vary from day to day, and the yield stated for a particular past period is not necessarily representative of its future yield. Since the Funds use the amortized cost method of net asset value computation, it does not anticipate any change in yield resulting from any unrealized gains or losses or unrealized appreciation or depreciation not reflected in the yield computation, or change in net asset value during the period used for computing yield. If any of these conditions should occur, yield quotations would be suspended. A Fund's yield is not guaranteed, and the principal is not insured.

     Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds' investment portfolios, portfolio maturity, operating expenses and market conditions.

     It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

     The current yield and effective yield of each Fund (and for Evergreen Tax Exempt Money Market Fund, and Evergreen Pennsylvania Tax Free Money Market Fund, the tax equivalent yield) for the seven-day period ended August 31, 1997 for each class of shares offered by the Funds is set forth in the table below. The table assumes a federal tax rate of 36% for Evergreen Tax Exempt Money Market Fund, and a combined federal and state tax rate for Evergreen Pennsylvania Tax Free Money Market Fund of 37.8%.

                                  Current   Effective  Tax Equivalent
                                   Yield     Yield         Yield
Money Market
  Class A                          4.91%      5.03%         N/A
  Class B                          4.20%      4.29%         N/A
  Class C                          4.20%      4.29%         N/A
  Class K                          4.90%      5.02%         N/A
  Class Y                          5.20%      5.34%         N/A
Tax Exempt Money Market
  Class A                          2.89%      2.93%        4.52%
  Class Y                          3.19%      3.24%        4.98%
Treasury Money Market
  Class A                          4.87%      4.99%         N/A
  Class Y                          5.18%      5.31%         N/A
Pennsylvania Tax Free Money Market
  Class A                          2.89%      2.93%        4.65%
  Class Y                          2.99%      3.03%        4.81%



TRUSTEE COMPENSATION

     Listed below is the compensation paid to Trustees for the fiscal year ended August 31, 1997.

                              Compensation             Compensation
                              From                     From Registration
Compensation                  Registrant               And Fund Complex

Laurence B. Ashkin             $  5,747.00             $  56,200.00
Charles A. Austin III*         $      0.00             $  48,200.00
K. Dun Gifford*                $      0.00             $  39,600.00
James S. Howell                $  7,368.00             $  89,229.00
Leroy Keith Jr.*               $      0.00             $  45,200.00
Gerald M. McDonnell            $  5,831.00             $  81,001.00
Thomas L. McVerry              $  6,498.00             $  81,468.00
William Walt Pettit            $  6,002.00             $  79,009.00
David M. Richardson*           $      0.00             $  48,200.00
Russell A. Salton III          $  6,072.00             $  81,601.00
Michael S. Scofield            $  5,572.00             $  77,501.00
Richard J. Shima               $  4,180.00             $  58,667.00

       * Not a Trustee of the Trust for the relevant fiscal period.


PRINCIPAL HOLDERS OF FUND SHARES

     As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding Class A, Class B, Class C, Class K or Class Y shares of any Fund as applicable.

     Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of November 30, 1997.

Money Market
Class A                                      Class B                                 Class C
------------                                 -------                                 -------
FUNB                               73.61%    NONE                                    Michael J. Grimaldi                17.48%
Attn: Cap Finance GL                                                                 7 Edgeworth Pl.
230 S. Tryon St.                                                                     New Brunswick, NJ 08901
Charlotte, NC

First Union Brokerage              10.17%                                            State Street Bank & Trust          9.42%
Services                                                                             Co. Cust.
Money Mkt Omnibus Acct                                                               Rollover IRA FBO
CP12-NC1167                                                                          Mark S. Matlock MD
301 S. College St.                                                                   2817 McClelland Blvd. #125
Charlotte, NC 28115                                                                  Joplin, MO 64804-1630

FUNB                              6.33%                                              Robert Samuel Klepper              5.29%
Trust Accounts                                                                       Susan Leslie Klepper Comm
Attn: Ginney Batten                                                                  Property
CMG-115102                                                                           House Account
401 S. Tryon St., 3rd Floor                                                          424 Keel Lane
Charlotte, MC 282-1911                                                               Redwood Shoes, CA 94065

Money Market
Class K                                                                              Class Y
------------                                                                         -------
Prudential Securities FBO          43.59%                                            First Union National Bank          40.86%
Charles R Fuchs &                                                                    Trust Accounts
Phyllis A. Fuchs Jt Ten                                                              Attn: Ginny Batten CMG-1151-2
22 Winding Way                                                                       401 S. Tryon St. 3rd Floor
Wayne, NJ   07470-5957                                                               Charlotte, NC 28202-1911

Prudential Securities FBO          38.63%                                            Pitcairn Trust Company             8.23%
Mr. Marlene Silver Ex                                                                One Pitcairn Place
Est Elaine B. Ames                                                                   Jenkintown, PA 19046
6038 Sweetbriar Cv
Memphis, TN 38120-2514

Interstate/Johnson Lane            10.69%
FBO 329-04563-12
Interstate Tower
PO Box 1220
Charlotte, NC 28201-1220

Wexford Clearing Services Corp FBO 7.09%
Marian V. Dingman
9001 Neill Lake Road
Eden Prairie, MN 55347-2046

Tax Exempt Money Market
Class A                                                                              Class Y
-----------------------                                                              -------
FUNB                               80.61%                                            Evergreen Tax-Exempt Money Market  13.31%
Attn: Cap Finance GL                                                                 "Y" Share Fund Cash A/C
230 S. Tryon St.                                                                     C/O FUNB for Customers
Charlotte, NC 28202-3215                                                             One First Union Center
                                                                                     301 South College St.
                                                                                     Charlotte, NC 28288-0601

First Union Brokerage Services     10.71%
Money Market Omnibus Account
CP13-NC1167
301 S. College St.
Charlotte, NC 28115


Treasury Money Market
Class A                                                                              Class Y
---------------------                                                                -------
First Union National Bank          20.45%                                            First Union National Bank          85.32%
Trust Accounts                                                                       Trust Accounts
Attn: Ginny Batten                                                                   Attn: Ginny Batten CMG-1151
11th Floor CMG-1151                                                                  301 S. Tryon St., 3rd Floor
301 S. Tryon St.                                                                     Charlotte, NC 28288-0002
Charlotte, NC 28202-1910

FUNB                               67.59%                                            Evergreen Money Market "Y" Fund    7.36%
Attn: Cap Finance GL                                                                 Reinvest A/C   C/O FUNB for Customers
230 S. Tryon St.                                                                     One First Union Center
Charlotte, NC 28202-1164                                                             301 South College St.
                                                                                     Charlotte, NC 28288-0601

Pennsylvania Tax Free Money Market
Class A                                                                              Class Y
----------------------------------                                                   -------
FUNB                              90.64%                                             First Union National Bank          31.79%
Attn: Cap Finance GL                                                                 Trust Accounts
230 S. Tryon St.                                                                     Attn: Ginny Batten CMG-1151-2
Charlotte, NC 28202-3215                                                             401 S. Tryon St., 3rd Floor
                                                                                     Charlotte, NC 28202-1911

First Union Brokerage Services     8.76%                                             Johnathan B. Detwiler              11.90%
Money Market Omnibus Account                                                         PO Box 69
CP13-NC1167                                                                          Phoenixville, PA 19460-0069
301 S. College St.
Charlotte, NC 28115
                                                                                     Agnes C. Kim                       7.47%
                                                                                     760 Conshohocken State Rd.
                                                                                     Gladuyne, PA 19035-1416

                                                                                     Dalck Feith & Rose Feith Jt Ten    6.71%
                                                                                     8134 High School Road
                                                                                     Elkins Park, PA 19027-2453

                                                                                     First Union Brokerage Services     5.54%
                                                                                     Money Market Omnibus Account
                                                                                     CP13-NC1167
                                                                                     301 S. College Street
                                                                                     Charlotte, NC 28115


FINANCIAL STATEMENTS

     The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, Box 2121, Boston, Massachusetts 02106-2121.

January 1, 1998

                            EVERGREEN MUNICIPAL TRUST

                                     PART C

                               OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     EVERGREEN TAX EXEMPT MONEY MARKET FUND

     The following  financial  statements are  incorporated  by reference to the
Registrant's   Annual  Report,   as  filed  with  the  Securities  and  Exchange
Commission.

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997 and for the
                                                  period from January 5, 1995
                                                  (Commencement of Operations)
                                                  to August 31, 1995

     Class Y Financial Highlights                 For each of the years in the
                                                  eight-year period ended
                                                  August 31, 1997 and for the
                                                  period from November 2, 1988
                                                  (Commencement of Operations)
                                                  to August 31, 1989

     Schedule of Investments                      August 31, 1997

     Statement of Assets and Liabilities          August 31, 1997

     Statement of Operations                      Year ended August 31, 1997

     Statement of Changes in Net Assets           For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997

     Notes to Financial Statements

     Independent Auditors' Report                 October 14, 1997

Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
------    -----------                                            --------
1(A)      Amended and Restated Declaration of Trust              (2)
1(B)      Form of Instrument providing for the Establishment
          and Designation of Classes                             (2)
1(C)      Form Amendment to Declaration of Trust and
          Certification of Designation                           (2)
2         By-Laws                                                (2)
3         None
4         Instruments Defining Rights of Shareholders            (2)
5(A)      Investment Advisory Agreement                          (2)
5(B)      Investment Subadvisory Agreement                       (2)
6(A)      Distribution Agreement between the Registrant
          and Evergreen Distributor, Inc.                        (2)
6(B)      Dealer Agreement                                       (2)
7         Form of Deferred Compensation Plan                     (2)
8         Custodian Agreement                                    (2)
9(A)      Form of Administrator Agreement between Registrant
          and Evergreen Investment Services, Inc. ("EIS")        (2)
9(B)      Sub-Administrator Agreement between EIS and BISYS
          Fund                                                   (2)
10        Opinion and Consent of Counsel                         (2)
11        Consent of Price Waterhouse LLP                        (1)
12        Not applicable
13        Not applicable
14        Not applicable
15        Rule 12b-1 Distribution Plans                          (2)
16        Schedules for computation of performance quotations    (1)
17        Financial Data Schedules                               (1)
18        Not applicable
19        Powers of Attorney                                     (2)

--------------------------
(1)  Filed herewith.
(2)  Incorporated by reference to Registrant's previous filings on Form N-1A.

Item 25.       Persons Controlled by or Under Common Control with Registrant

     Not Applicable

Item 26.       Number of Holders of Securities (as of November 30, 1997)

     Title of Class                          Number of Record Holders
     --------------                          ------------------------
     Evergreen Tax Exempt Money
     Market Fund
     Class A                                           855
     Class Y                                         6,456

Item 27.       Indemnification

         Provisions  for  the  indemnification  of  Registrant's   Trustees  and
officers are contained in Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisers are contained in their Investment Advisory and Management Agreements.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in Item 4 of the Distribution Agreement.

Item 28.       Business or Other Connections of Investment Adviser

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

Item 29.       Principal Underwriters

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services

     Not Applicable

Item 32.       Undertakings.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 31st day of December, 1997.

                                        EVERGREEN MUNICIPAL TRUST

                                        /s/ William J. Tomko
                                        ---------------------------
                                        Name: William J. Tomko
                                        Title: President



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of December, 1997.


/s/William J. Tomko                    /s/ Laurence B. Ashkin*
-------------------------               -----------------------------
William J. Tomko                        Laurence B. Ashkin
President amd Treasurer (Principal      Trustee
  Financial and Accounting Officer)

 /s/ Russell A. Salton, III MD*         /s/ Thomas L. McVerry*
-------------------------               ------------------------------
Russell A. Salton, III MD               Thomas L. McVerry
Trustee                                 Trustee

/s/ William Walt Pettit*                /s/ Michael S. Scofield*
----------------------------            -------------------------
William Walt Pettit                     Michael S. Scofield
Trustee                                 Trustee

/s/ James S. Howell*                    /s/ Gerald M. McDonnell*
-----------------------------           ------------------------
James S. Howell                         Gerald M. McDonell
Trustee                                 Trustee

/s/ Foster Bam*
-------------------------
Foster Bam
Trustee


*By: /s/ Martin J. Wolin
-------------------------------
Martin J. Wolin
Attorney-in-Fact


     *Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------
11                       Consent of Price Waterhouse LLP
16                       Performance Calculations
17                       Financial Data Schedules